Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)		Ordinary shares		Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2021		$ 5,000	[1]	$ 4,244,352	$ (2,366,651)	$ 336,392	$ 2,219,093
Balance (in Shares) at Jun. 30, 2021	[1]	50,000,000
Net income (loss)					(1,892,581)		(1,892,581)
Foreign currency translation						126,662	126,662
Balance at Jun. 30, 2022		$ 5,000	[1]	4,244,352	(4,259,232)	463,054	453,174
Balance (in Shares) at Jun. 30, 2022	[1]	50,000,000
Net income (loss)					279,565		279,565
Foreign currency translation						(144,906)	(144,906)
Balance at Jun. 30, 2023		$ 5,000	[1]	4,244,352	(3,979,667)	318,148	$ 587,833
Balance (in Shares) at Jun. 30, 2023		50,000,000	[1]				50,000,000	[2]
Net income (loss)					640,485		$ 640,485
Offering costs				(2,210,633)			(2,210,633)
Reverse recapitalization		$ 708	[1]	(2,033,719)	(1,558,935)		(3,591,946)
Reverse recapitalization (in Shares)	[1]	7,080,546
Foreign currency translation						(4,536)	(4,536)
Balance at Jun. 30, 2024		$ 5,708	[1]		$ (4,898,117)	$ 313,612	$ (4,578,797)
Balance (in Shares) at Jun. 30, 2024		57,080,546	[1]				57,080,546	[2]

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.
[2]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.